Leases - RoU assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
RoU assets	€ 1,373
RoU assets	1,083	€ 1,373
Acquisition cost
Leases
RoU assets	1,743	1,728
Additions	34	131
Disposals	(47)	(38)
Lease remeasurement		(78)
RoU assets	1,730	1,743
Accumulated depreciation and impairment
Leases
RoU assets	(370)	(122)
Depreciation	(259)	(255)
Disposals	(17)	7
RoU assets	(647)	(370)
Office leases
Leases
RoU assets	1,083
RoU assets	947	1,083
Office leases | Acquisition cost
Leases
RoU assets	1,319	1,407
Additions	34	11
Disposals	(2)	(21)
Lease remeasurement		(78)
RoU assets	1,350	1,319
Office leases | Accumulated depreciation and impairment
Leases
RoU assets	(236)	(71)
Depreciation	(162)	(168)
Disposals	(5)	3
RoU assets	(403)	(236)
Car leases
Leases
RoU assets	290
RoU assets	136	290
Car leases | Acquisition cost
Leases
RoU assets	424	321
Additions		120
Disposals	(45)	(17)
RoU assets	379	424
Car leases | Accumulated depreciation and impairment
Leases
RoU assets	(134)	(51)
Depreciation	(97)	(87)
Disposals	(12)	4
RoU assets	€ (243)	€ (134)